Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.66471%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,765,681.08

Principal:
Principal Collections	$30,427,283.24
Prepayments in Full	$15,117,303.46
Liquidation Proceeds	$255,349.27
Recoveries	$3,946.92
Sub Total	$45,803,882.89
Collections	$51,569,563.97

Purchase Amounts:
Purchase Amounts Related to Principal	$161,382.72
Purchase Amounts Related to Interest	$759.08
Sub Total	$162,141.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,731,705.77

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,731,705.77
Servicing Fee	$1,205,414.63	$1,205,414.63	$0.00	$0.00	$50,526,291.14
Interest - Class A-1 Notes	$369,040.20	$369,040.20	$0.00	$0.00	$50,157,250.94
Interest - Class A-2a Notes	$1,559,835.00	$1,559,835.00	$0.00	$0.00	$48,597,415.94
Interest - Class A-2b Notes	$485,907.29	$485,907.29	$0.00	$0.00	$48,111,508.65
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$46,064,668.65
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$45,659,248.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,659,248.65
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$45,466,610.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,466,610.65
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$45,466,610.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,466,610.65
Regular Principal Payment	$96,187,713.73	$45,466,610.65	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,731,705.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,466,610.65
Total					$45,466,610.65

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$45,466,610.65	$137.78	$369,040.20	$1.12	$45,835,650.85	$138.90
Class A-2a Notes	$0.00	$0.00	$1,559,835.00	$3.83	$1,559,835.00	$3.83
Class A-2b Notes	$0.00	$0.00	$485,907.29	$3.89	$485,907.29	$3.89
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$45,466,610.65	$28.80	$5,059,680.49	$3.20	$50,526,291.14	$32.00

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$96,187,713.73	0.2914779	$50,721,103.08	0.1537003
Class A-2a Notes	$407,800,000.00	1.0000000	$407,800,000.00	1.0000000
Class A-2b Notes	$125,000,000.00	1.0000000	$125,000,000.00	1.0000000
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,345,127,713.73	0.8519182	$1,299,661,103.08	0.8231225

Pool Information
Weighted Average APR	4.814%	4.818%
Weighted Average Remaining Term	53.17	52.36
Number of Receivables Outstanding	38,726	38,046
Pool Balance	$1,446,497,552.20	$1,400,226,394.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,359,442,106.96	$1,316,435,771.09
Pool Factor	0.8592871	0.8317999

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$83,790,623.46
Targeted Overcollateralization Amount	$115,369,572.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$100,565,291.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		54	$309,838.96
(Recoveries)		2	$3,946.92
Net Loss for Current Collection Period			$305,892.04
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2538%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1267%
Second Prior Collection Period			0.3461%
Prior Collection Period			0.3973%
Current Collection Period			0.2579%
Four Month Average (Current and Prior Three Collection Periods)			0.2820%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		336	$1,434,436.76
(Cumulative Recoveries)			$14,788.99
Cumulative Net Loss for All Collection Periods			$1,419,647.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0843%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,269.16
Average Net Loss for Receivables that have experienced a Realized Loss			$4,225.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	160	$7,204,863.77
61-90 Days Delinquent	0.12%	37	$1,683,824.12
91-120 Days Delinquent	0.02%	6	$302,298.99
Over 120 Days Delinquent	0.01%	5	$208,887.58
Total Delinquent Receivables	0.67%	208	$9,399,874.46

Repossession Inventory:
Repossessed in the Current Collection Period		21	$1,030,259.54
Total Repossessed Inventory		35	$1,663,073.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0812%
Prior Collection Period			0.1059%
Current Collection Period			0.1262%
Three Month Average			0.1044%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1568%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	108	$4,786,620.28
2 Months Extended	104	$4,688,535.72
3+ Months Extended	21	$1,065,088.45

Total Receivables Extended	233	$10,540,244.45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer